Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,983,915.84
Total Fee Amount	273.98
Total Offset Amount	0.00
Net Fee	$ 273.98
Offering Table N/A
Offset Table N/A	N/A